Condensed Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets
Cash	$ 51,930
Accounts receivable	$ 1,325
Other receivable		$ 2,268
Subscriptions receivable		$ 11,250
Deposits	$ 149
Prepaid expenses	10,000	$ 20,000
Total Current Assets	63,404	33,518
TOTAL ASSETS	63,404	33,518
Current Liabilities
Shareholder advances	$ 900	1,250
Convertible note, 10%, with interest		1,847
Total Current Liabilities	$ 900	3,097
TOTAL LIABILITIES	900	$ 3,097
STOCKHOLDERS' EQUITY
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding as of September 30, 2015 and December 31, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 14,323,479 and 12,830,000 issued and outstanding as of September 30, 2015 and December 31, 2014, respectively	1,432	$ 1,283
Additional paid-in capital	126,405	62,217
Accumulated Deficit	(65,333)	(33,079)
TOTAL STOCKHOLDERS' EQUITY	62,504	30,421
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 63,404	$ 33,518